Agreements and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Agreements and Transactions with Related Parties
Schedule of base management fees and incentive fees incurred prior to the full internalization of management team and termination of the existing management agreement

        The following table sets forth our base management fees and incentive fees incurred prior to the full internalization of our management team and termination of the existing management agreement (in thousands):

	Year Ended December 31,
Management Fees:	2017	2016	2015
Base	$6,673	$12,600	$10,900
Incentive	—	—	—

Total management fee	$6,673	$12,600	$10,900